INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 784,982	$ 1,219,715
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(40,698)	(64,222)
Net minimum lease payments receivable	744,284	1,155,493
Estimated residual values of leased property (un-guaranteed)	111,121	331,929
Less: unearned income	(173,472)	(493,035)
Total investment in sales-type lease, direct financing lease and leaseback assets	681,933	994,387
Allowance for expected credit losses	(4,390)	0
Total investment in sales-type lease, direct financing lease and leaseback assets	677,543	994,387
Current portion	55,420	56,189
Long-term portion	622,123	938,198
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	705,196	1,085,642
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(40,698)	(64,222)
Net minimum lease payments receivable	664,498	1,021,420
Estimated residual values of leased property (un-guaranteed)	79,621	192,429
Less: unearned income	(147,876)	(427,251)
Total investment in sales-type lease, direct financing lease and leaseback assets	596,243	786,598
Allowance for expected credit losses	(4,141)	0
Total investment in sales-type lease, direct financing lease and leaseback assets	592,102	786,598
Current portion	45,888	45,361
Long-term portion	546,214	741,237
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	79,786	134,073
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	0	0
Net minimum lease payments receivable	79,786	134,073
Estimated residual values of leased property (un-guaranteed)	31,500	139,500
Less: unearned income	(25,596)	(65,784)
Total investment in sales-type lease, direct financing lease and leaseback assets	85,690	207,789
Allowance for expected credit losses	(249)	0
Total investment in sales-type lease, direct financing lease and leaseback assets	85,441	207,789
Current portion	9,532	10,828
Long-term portion	$ 75,909	$ 196,961